Advertising and Promotional Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ADVERTISING AND PROMOTIONAL EXPENSES [Abstract]
Advertising and promotional expenses	$ 125.9	$ 166.3	$ 138.3